Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,756,579)	$ (1,247,223)	$ (3,978,592)	$ (2,157,759)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	56,554	20,724	63,143	88,901
Stock-based compensation	118,984	16,000	240,950	7,700
Stock issued for payment of services	225,473	0
Provision for losses on accounts receivable			10,000	0
Loss on disposal of equipment			0	359
Loss on exchange and change in fair value of derivatives, net	133,034	(29,791)	(332,484)	0
Cash provided by (used for):
Accounts receivable, net	75,880	1,980	(309,461)	(84,083)
Prepaid expenses and other current assets	33,962	(1,195,961)	(140,960)	(39,629)
Accounts payable	293,755	41,216	393,394	292,884
Accrued payroll	42,676	23,170	143,424	26,138
Unearned revenue	6,561	131,490	(6,725)	(23,152)
Deferred rent	(9,185)	(5,270)	1,610	(37,627)
Net cash used for operating activities	(1,778,885)	(2,243,665)	(3,915,701)	(1,926,268)
Cash flows from investing activities:
Purchase of property and equipment	(9,009)	0	(3,051)	(11,804)
Purchase of intangible asset			(31,955)	0
Security deposits	3,650	0	(12,698)	7,250
Net cash used for investing activities	(5,359)	0	(47,704)	(4,554)
Cash flows from financing activities:
Proceeds from issuance of series A2 preferred stock			0	2,659,554
Proceeds from issuance of convertible notes payable			0	600,000
Proceeds from issuance of notes payable, net	543,700	500,000	500,000	0
Proceeds from issuance of common and preferred stock and warrants, net	1,221,858	2,507,473	2,543,407	0
Proceeds from exercise of stock options	1,099	405	1,766	918
Payments on notes payable and capital leases	(17,465)	(175,330)	(359,596)	(341,991)
Net cash provided by financing activities	1,749,192	2,832,548	2,685,577	2,918,481
Net (decrease) increase in cash and cash equivalents	(35,052)	588,883	(1,277,828)	987,659
Cash and cash equivalents, beginning of year	225,277	1,503,105	1,503,105	515,446
Cash and cash equivalents, end of period	190,225	2,091,988	225,277	1,503,105
Supplemental cash flow information:
Cash paid during year for interest	4,532	12,023	22,894	42,179
Non-cash financing and investing activities:
Fair value of compound embedded derivative in promissory note	27,776	0
Value of common stock issued for deferred finance costs and future services	170,995	0
Acquisition of assets through capital lease			50,379	37,461
Series A2 Preferred Stock issued for conversion of notes payable plus accrued interest	0		0	1,444,800
Promissory note exchanged in financing arrangement	0	500,000	500,000	0
Fair value of warrants issued	0	1,067,210	1,084,970	0
Liabilities assumed in customer list acquisition			$ 91,810	$ 0